Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS MONEY FUNDS
Entity Central Index Key	0000055189
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000035161
Shareholder Report [Line Items]
Fund Name	DWS Money Market Prime Series
Class Name	DWS Cash Investment Trust Class A
Trading Symbol	DOAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Money Market Prime Series (the "Fund") for the period August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Cash Investment Trust Class A	$86	0.85%

Gross expense ratio as of the latest prospectus: 0.87%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%
AssetsNet	$ 543,910,646
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 1,797,841
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	543,910,646
Number of Portfolio Holdings	75
Total Net Advisory Fees Paid ($)	1,797,841
Weighted Average Maturity	22 days
7-Day Current Yield	2.93%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of July 31, 2026. The 7-Day Current Yield would have been 2.84% had certain expenses not been reduced.

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Repurchase Agreements	32%
Commercial Paper	25%
Variable Rate Demand Notes	22%
Certificates of Deposit and Bank Notes	13%
Time Deposits	9%
Other Assets and Liabilities, Net	(1%)
Total	100%

Holdings-based data is subject to change.

C000035163
Shareholder Report [Line Items]
Fund Name	DWS Money Market Prime Series
Class Name	DWS Cash Investment Trust Class C
Trading Symbol	DOCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Money Market Prime Series (the "Fund") for the period August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Cash Investment Trust Class C	$160	1.58%

Gross expense ratio as of the latest prospectus: 1.59%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.58%
AssetsNet	$ 543,910,646
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 1,797,841
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	543,910,646
Number of Portfolio Holdings	75
Total Net Advisory Fees Paid ($)	1,797,841
Weighted Average Maturity	22 days
7-Day Current Yield	2.08%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of July 31, 2026.

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Repurchase Agreements	32%
Commercial Paper	25%
Variable Rate Demand Notes	22%
Certificates of Deposit and Bank Notes	13%
Time Deposits	9%
Other Assets and Liabilities, Net	(1%)
Total	100%

Holdings-based data is subject to change.

C000035164
Shareholder Report [Line Items]
Fund Name	DWS Money Market Prime Series
Class Name	DWS Cash Investment Trust Class S
Trading Symbol	DOSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Money Market Prime Series (the "Fund") for the period August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Cash Investment Trust Class S	$58	0.57%

Gross expense ratio as of the latest prospectus: 0.66%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
AssetsNet	$ 543,910,646
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 1,797,841
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	543,910,646
Number of Portfolio Holdings	75
Total Net Advisory Fees Paid ($)	1,797,841
Weighted Average Maturity	22 days
7-Day Current Yield	3.21%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of July 31, 2026. The 7-Day Current Yield would have been 3.07% had certain expenses not been reduced.

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Repurchase Agreements	32%
Commercial Paper	25%
Variable Rate Demand Notes	22%
Certificates of Deposit and Bank Notes	13%
Time Deposits	9%
Other Assets and Liabilities, Net	(1%)
Total	100%

Holdings-based data is subject to change.

C000016691
Shareholder Report [Line Items]
Fund Name	DWS Money Market Prime Series
Class Name	DWS Money Market Fund
Trading Symbol	KMMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Money Market Prime Series (the "Fund") for the period August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DWS Money Market Fund	$58	0.57%

Gross expense ratio as of the latest prospectus: 0.60%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
AssetsNet	$ 543,910,646
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 1,797,841
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	543,910,646
Number of Portfolio Holdings	75
Total Net Advisory Fees Paid ($)	1,797,841
Weighted Average Maturity	22 days
7-Day Current Yield	3.21%

Weighted average maturity, also known as effective maturity, is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Yields fluctuate and are not guaranteed. The 7-day current yield is the annualized net investment income per share as of July 31, 2026. The 7-Day Current Yield would have been 3.12% had certain expenses not been reduced.

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Repurchase Agreements	32%
Commercial Paper	25%
Variable Rate Demand Notes	22%
Certificates of Deposit and Bank Notes	13%
Time Deposits	9%
Other Assets and Liabilities, Net	(1%)
Total	100%

Holdings-based data is subject to change.